Schedule III-Real Estate and Accumulated Depreciation-2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in the company's operating real estate
Beginning balance	$ 1,538,489,000	$ 1,207,519,000	$ 1,046,492,000
Property acquisitions	1,598,837,000	330,397,000	320,687,000
Transfers to held for sale	(29,097,000)	(966,000)	(2,302,000)
Improvements	11,028,000	4,785,000	4,028,000
Retirements and disposals	0	(3,246,000)	(161,386,000)
Deconsolidation of N-Star CDOs	(558,755,000)	0	0
Ending balance	2,560,502,000	1,538,489,000	1,207,519,000
Write-offs related to taking title to collateral	0	0	59,800,000
Changes in accumulated depreciation, exclusive of amounts relating to equipment and furniture and fixtures
Beginning balance	147,943,000	118,070,000	108,430,000
Depreciation expense	76,127,000	33,257,000	29,100,000
Assets held for sale	(7,387,000)	0	0
Retirements and disposals	(1,370,000)	(3,384,000)	(19,460,000)
Deconsolidation	(24,316,000)	0	0
Ending balance	190,997,000	147,943,000	118,070,000
Write-offs related to taking title to collateral	$ 0	$ 400,000	$ 9,800,000